Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,000,000.00
Total Fee Amount	5,524.00
Total Offset Amount	0.00
Net Fee	$ 5,524.00
Offering Table N/A
Offset Table N/A	N/A